Lease Arrangements	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Carrying amounts

Land	$7,111,397		$7,747,283		$236,270
Buildings and improvements	4,081,525		3,492,553		106,513
Machinery and equipment	179,270		545,748		16,644
Other equipment	70,074		65,503		1,997

	$11,442,266		$11,851,087		$361,424

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Additions to right-of-use assets	$2,140,942	$1,680,516		$1,936,186		$59,048

Depreciation charge for right-of-use assets
Land	$236,673	$246,617		$267,959		$8,172
Buildings and improvements	660,276	726,510		855,492		26,090
Machinery and equipment	538,639	292,936		246,799		7,527
Other equipment	32,452	37,957		44,890		1,369

	$1,468,040	$1,304,020		$1,415,140		$43,158

The amounts disclosed above with respect to the right-of-use assets did not include the right-of-use assets that meet the definition of investment properties.

b.	Lease liabilities

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Carrying amounts

Current	$1,062,239		$986,489		$30,085

Non-current	$7,159,767		$6,825,534		$208,159

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2023	2024

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.45-8.84	0.45-8.84

c.	Material lease-in activities and terms
The Group leases land and buildings for the use of plants and offices with remaining lease terms of 1-59 years and 1-26 years, respectively. For the leasehold land located in the R.O.C., the Group has extension options at the expiry of the lease periods. However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry of the lease periods. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases
In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.

e.	Other lease information

	$	$	$		$
	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$		US$ (Note 4)

Expenses relating to short-term leases	$431,613	$316,799		$885,741		$27,013

Expenses relating to low-value assets leases	$3,242	$3,913		$4,143		$126

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$126,584	$124,883		$70,263		$2,143

Total cash outflow for leases	$2,494,384	$1,856,816		$3,426,478		$104,498

The Group elected to apply the recognition exemption for qualifying short-term leases and low-value asset leases and, therefore, did not recognize right-of-use assets and lease liabilities for these leases.